OPERATING EXPENSES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 63,003	$ 41,897	$ 35,331
Total technology expenses	24,789	13,949	10,287
General and administrative expenses	32,169	27,645	24,291
Hosting and website content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	588	526	647
Consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	1,054	559	14
Hosting costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	1,143	437	307
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
General and administrative expenses	5,479	3,771	4,096
Legal and consultancy fees | Revision of Prior Period, Reclassification, Adjustment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
General and administrative expenses		378	195
Third Party Consulting
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
General and administrative expenses			180
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	32,729	25,838	22,334
Total technology expenses	12,831	9,543	7,541
General and administrative expenses	13,528	13,108	10,802
Employer contributions	1,593	1,065	681
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,279	757	498
Total technology expenses	444	380	367
General and administrative expenses	$ 2,129	1,579	1,463
Other | Revision of Prior Period, Reclassification, Adjustment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses		$ 526	$ 647